N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	SEPARATE ACCOUNT FP
Entity Central Index Key	0000771726
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals
We will not deduct a charge for making a partial withdrawal from your policy however, if you surrender the policy in its first ten years or the first
10
years after you have requested an increase in your policy’s face amount, you will be subject to a surrender charge of up to 4.617% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $4,617.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment. For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in this prospectus.

Transaction Charges
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (
e.g.
, age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%

Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy”, which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in the “Fee Table” in this prospectus.

Charges for Early Withdrawals [Text Block]
We will not deduct a charge for making a partial withdrawal from your policy however, if you surrender the policy in its first ten years or the first years after you have requested an increase in your policy’s face amount, you will be subject to a surrender charge of up to 4.617% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $4,617.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment. For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.617%
Surrender Charge Example Maximum [Dollars]	$ 4,617
Transaction Charges [Text Block]
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%

Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy”, which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in the “Fee Table” in this prospectus.

Investment Options (of Other Amount) Minimum [Percent]	0.57%
Investment Options (of Other Amount) Maximum [Percent]	2.65%
Risks [Table Text Block]

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Ass oci ated w ith In vestment O ptio ns
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160002.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

Insurance Company Risks
An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.

Policy Lapse
Death benefits will not be paid if the policy has lapsed. Your policy may lapse if
, due
to insufficie
nt p
remium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
guarantee, you may have to pay more premiums to have the benefits of the no lapse guarantee.

For more information on how to prevent your policy from lapsing, please refer to “
The minimum amount of premiums you must pay
” and “
You can guarantee that your policy will not terminate before a certain date
” in this prospectus.

Investment Restrictions [Text Block]

Investments
You may allocate your premiums to any of the Portfolios set forth in
Appendix: “Investment options available under the policy”
or to the GIO or MSO II. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers of variable investment options you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.

We may limit transfers you can make into the unloaned GIO, if the current
(non-guaranteed)
interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 1.5% (annual rate). For more information, please refer to “Guaranteed Interest Option” in “Investment options within your policy” in this prospectus.

There may be restrictions upon transfers into and out of MSO II. For more information, see the MSO II prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information, please refer to “ Variable investment options ” and “ Transfers you can make ” in this prospectus.

Optional Benefit Restrictions [Text Block]

Optional Benefits	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

Optional benefits may be subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time, unless previously elected.

For more information on optional benefits and other limitations under the policy, please refer to “ Other benefits ,” “ Nonforfeiture Benefit ” and “ Suicide and certain misstatements ” in this prospectus.

Tax Implications [Text Block]

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information on tax implications relating to policy investments, please refer to “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]

Investment Professional Compensation	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.

For more information on investment professional compensation, please refer to “Distribution of the policies” in this prospectus.

Exchanges [Text Block]

Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.

For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies with outstanding loans” under “How you can pay for and contribute to your policy” in this prospectus, as well as the section titled “Future policy exchanges” in this prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy’s information pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When charge is deducted	Amount Deducted
Premium Charge	From each premium	6% of premium (1)
Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount (2)(3)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase: (4) Highest: $46.17 Lowest: $9.13
Charge for a Representative Investor (male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class)	Upon surrender	Representative: $15.96
Request a decrease in your policy’s face amount during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease

Early Distribution Adjustment	On Surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (10)

Transfers among investment options	Upon transfer	$25 per transfer (5)(7)
Special services charges • Wire transfer charge (6) • Express mail charge (6) • Policy illustration charge (7) • Duplicate policy charge (8) • Policy history charge (8)(9) • Charge for returned payments (8)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Maximum Charge: $50 Current and Maximum Charge: $25

(1)
Currently, we reduce this charge to 4% after an amount equal to two sales load “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, and death benefit option, as well as the policy’s face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge may be refunded upon surrender within the first three policy years (see “Cash Value Plus Rider” in “
Other benefits available under the policy” in this prospectus).

(2)
This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)	The surrender charge attributable to each increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.
(4)
If your policy includes the Cash Value Plus Rider, the surrender charges may be waived or reduced for a full surrender (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(5)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information
.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	We do not currently charge this fee, but reserve the right to in the future.
(8)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(9)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(10)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Administrative charge (1)(2)	Monthly	(1) Policy Year	Amount deducted (17)

		1 2+	$15 (6) $10 (6)
plus

(2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount: Highest: $0.42 Lowest: $0.11
Charge for a Representative Investor (male age 35 at issue or at the time of a requested face amount increase; preferred elite non-tobacco user risk class)	Monthly	Representative: $0.14
Cost of insurance charge (1)(2)(3)	Monthly	Charge per $1,000 of the amount for which we are at risk: (4)(17) Highest: $83.34 Lowest: $0.01
Charge for a Representative Investor (male age 35 at issue; preferred elite non-tobacco user risk class; policy face amount of $25,000 or higher) (16)	Monthly	Representative: $0.08

Mortality and expense risk charge	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (11)

		1-10 11+	1.00% 0.50%

Loan interest spread (7)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount

Optional Benefit Charges:

Charitable Legacy Rider	N/A	No additional charge

Children’s Term Insurance	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: $0.50

Disability Deduction Waiver (1)	Monthly (while the rider is in effect)	Percentage of all other monthly charges: Highest: 132% Lowest: 7%
Charge for a Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:12%

Disability Waiver of Premium or Monthly Deductions (1) (Initial base policy face amount (8) )	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.60 Lowest: $0.01

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.06

Disability Waiver of Premium or Monthly Deductions (1) (Children’s Term Insurance)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.03 Lowest: $0.01

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.01

Disability Waiver of Premium or Monthly Deductions (1) (Long-Term Care Services SM Rider)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.02 Lowest: $0.0009

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.003

Disability Waiver of Premium or Monthly Deductions (1) (Option To Purchase Additional Insurance)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.07 Lowest: $0.02

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.03

Optional Benefit Charges:

Long-Term Care Services SM Rider (1)(2)	Monthly	Charge per $1,000 of the amount for which we are at risk: (10)(14) With the optional Nonforfeiture Benefit: Highest: $2.95 Lowest: $0.26

Without the optional Nonforfeiture Benefit: Highest: $2.68 Lowest: $0.23

Charge for Representative Investor (rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly	Representative (with the optional Nonforfeiture Benefit): $0.53

Charge for Representative Investor (rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly	Representative (without the optional Nonforfeiture Benefit): $0.50

Market Stabilizer Option ® II (11)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (12)

MSO II loan spread (13) for amounts of policy loans allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Option To Purchase Additional Insurance (1)	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: Highest: $0.17 Lowest: $0.04

Charge for Representative Investor (guaranteed rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.16

Cash Value Plus Rider	Monthly (while the rider is in effect)	Charge per $1,000 of the initial base policy face amount: $0.04

Adding Living Benefits Rider	All the time of the transaction	$100 (if elected after policy issue)

Exercising Living Benefits Rider	All the time of the transaction	$250
(1)
This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
Not applicable if the minimum face amount stated in your policy is $10,000. Please see “Your policy’s face amount” under “About your life insurance benefit” in ”Death benefits and accessing your money” in this prospectus.

(6)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.5% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefit and accessing your money” in this prospectus.

(7)
The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(8)
Amount charged equals the total sum of Disability Waiver of Premium or Monthly Deductions rider charges corresponding to the base policy, any Children’s Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services
SM
Rider that you have added to your policy and to any base policy face amount increases.

(9)
Our amount “at risk” for this rider depends on the death benefit option and acceleration percentage (if applicable) selected under the policy. See “Other benefits available under the policy — Long-Term Care Services
SM
Rider” in this prospectus.

(10)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(11)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(12)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(13)	Long-Term Care Services SM Rider current charges are based on a benefit level of 2% of Total Face Amount and applies to age 100.
(14)	Maximum guaranteed administrative charge lasts until attained age 121.
(15)
This representative amount is the rate in the first policy year for a representative insured male age 35 at issue in the preferred elite nontobacco user risk class and a policy face amount of $25,000 or higher. This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(16)	Please see “More information about policy charges” in this prospectus for information regarding the differences between the non-guaranteed current charge and the guaranteed maximum charge.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

You bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.
More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Investment Expense Reduction Applied to the Calculation of Daily Unit Values

We will apply an expense reduction in the calculation of the daily unit values of each variable investment option of our separate account (the “Investment Expense Reduction”). The Investment Expense Reduction for each variable investment option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the Total Annual Portfolio Operating Expense after the application of any contractual expense limitation arrangements that are in place for more than one year.

The Investment Expense Reduction for each variable investment option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each variable investment option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of the three ranges (less than 0.80%, 0.80% through 1.15%, or greater than 1.15%) in the table below that the Net Total Annual Portfolio Operating Expense falls into. The ranges and formula amounts shown in the table below will not change while your policy remains in effect.
During the year, the Investment Expense Reduction will be applied daily and will be equal to the daily equivalent of the annual Investment Expense Reduction percentage that is defined in the table below. You should be aware that actual portfolio operating expenses will generally fluctuate daily, so after the application of the Investment Expense Reduction, the resulting expenses you pay may increase or decrease from one day to the next. In addition, the Investment Expense Reduction for each variable investment option is not intended to exceed the portion of the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio applied as of the day each unit value is calculated.

For example, if the Net Total Annual Portfolio Operating Expense of a Portfolio is shown as 0.75% in the applicable Portfolio prospectus, then the annual Investment Expense Reduction would be calculated based upon the row of the table below that is labeled “Less than 0.80%,” and therefore the annual Investment Expense Reduction for the variable investment option investing in that Portfolio would be 0.35% (the greater of 0.15% and the excess of 0.75% over 0.40%). Furthermore, in this example, if the actual Net Total Portfolio Operating Expenses on any given day were below the daily equivalent of 0.35% annually, the Investment Expense Reduction for that day would not exceed the actual Net Total Portfolio Operating Expenses for that day.

If the Net Total Annual Portfolio Operating Expenses (before the Investment Expense Reduction) are:	Then the annual Investment Expense Reduction(**) for that Variable Investment Option will be:
Less than 0.80%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
0.80% through 1.15%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
Greater than 1.15%	0.15%

**	Because the expenses contained in the Trust prospectus for each Portfolio reflect annual expenses, the actual expenses incurred may be higher or lower on any given day.

After applying the Investment Expense Reduction to the variable investment options, the lowest and highest net annual portfolio operating expenses paid by the policy owner for the year ended December 31, 2023, would have been:
Lowest 0.39%	Highest 2.21%

You will find the Net Total Annual Portfolio Operating Expenses for each Portfolio, which will enable you to determine the applicable Investment Expense Reduction, in the separate Trust prospectuses. To obtain copies of Trust prospectuses you may call 1-877-522-5035. Portfolio prospectuses are also available at www.equitable.com/ICSR#EQH160002.

Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When charge is deducted	Amount Deducted
Premium Charge	From each premium	6% of premium (1)
Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount (2)(3)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase: (4) Highest: $46.17 Lowest: $9.13
Charge for a Representative Investor (male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class)	Upon surrender	Representative: $15.96
Request a decrease in your policy’s face amount during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease

Early Distribution Adjustment	On Surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (10)

Transfers among investment options	Upon transfer	$25 per transfer (5)(7)
Special services charges • Wire transfer charge (6) • Express mail charge (6) • Policy illustration charge (7) • Duplicate policy charge (8) • Policy history charge (8)(9) • Charge for returned payments (8)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Maximum Charge: $50 Current and Maximum Charge: $25

(1)
Currently, we reduce this charge to 4% after an amount equal to two sales load “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, and death benefit option, as well as the policy’s face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge may be refunded upon surrender within the first three policy years (see “Cash Value Plus Rider” in “
Other benefits available under the policy” in this prospectus).

(2)
This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)	The surrender charge attributable to each increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.
(4)
If your policy includes the Cash Value Plus Rider, the surrender charges may be waived or reduced for a full surrender (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(5)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information
.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	We do not currently charge this fee, but reserve the right to in the future.
(8)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(9)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(10)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

Premium Taxes, Description [Text Block]	Premium Charge
Premium Taxes, When Deducted [Text Block]	From each premium
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%	[1]
Deferred Sales Charge, Description [Text Block]	Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount	[2],[3]
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender	[2],[3]
Deferred Sales Load, Maximum [Dollars]	$ 46.17	[2],[3]
Deferred Sales Load, Minimum [Dollars]	$ 9.13	[2],[3]
Transfer Fees, Description [Text Block]	Transfers among investment options
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Current [Dollars]	$ 25	[4],[5]
Transfer Fee, Footnotes [Text Block]
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information
	.
Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Administrative charge (1)(2)	Monthly	(1) Policy Year	Amount deducted (17)

		1 2+	$15 (6) $10 (6)
plus

(2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount: Highest: $0.42 Lowest: $0.11
Charge for a Representative Investor (male age 35 at issue or at the time of a requested face amount increase; preferred elite non-tobacco user risk class)	Monthly	Representative: $0.14
Cost of insurance charge (1)(2)(3)	Monthly	Charge per $1,000 of the amount for which we are at risk: (4)(17) Highest: $83.34 Lowest: $0.01
Charge for a Representative Investor (male age 35 at issue; preferred elite non-tobacco user risk class; policy face amount of $25,000 or higher) (16)	Monthly	Representative: $0.08

Mortality and expense risk charge	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (11)

		1-10 11+	1.00% 0.50%

Loan interest spread (7)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount

Optional Benefit Charges:

Charitable Legacy Rider	N/A	No additional charge

Children’s Term Insurance	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: $0.50

Disability Deduction Waiver (1)	Monthly (while the rider is in effect)	Percentage of all other monthly charges: Highest: 132% Lowest: 7%
Charge for a Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:12%

Disability Waiver of Premium or Monthly Deductions (1) (Initial base policy face amount (8) )	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.60 Lowest: $0.01

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.06

Disability Waiver of Premium or Monthly Deductions (1) (Children’s Term Insurance)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.03 Lowest: $0.01

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.01

Disability Waiver of Premium or Monthly Deductions (1) (Long-Term Care Services SM Rider)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.02 Lowest: $0.0009

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.003

Disability Waiver of Premium or Monthly Deductions (1) (Option To Purchase Additional Insurance)	Monthly (while the rider is in effect)	Charge per $1,000 of benefit for which such rider is purchased: (9) Highest: $0.07 Lowest: $0.02

Charge for Representative Investor (rate in the first policy year for a male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.03

Optional Benefit Charges:

Long-Term Care Services SM Rider (1)(2)	Monthly	Charge per $1,000 of the amount for which we are at risk: (10)(14) With the optional Nonforfeiture Benefit: Highest: $2.95 Lowest: $0.26

Without the optional Nonforfeiture Benefit: Highest: $2.68 Lowest: $0.23

Charge for Representative Investor (rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly	Representative (with the optional Nonforfeiture Benefit): $0.53

Charge for Representative Investor (rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly	Representative (without the optional Nonforfeiture Benefit): $0.50

Market Stabilizer Option ® II (11)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (12)

MSO II loan spread (13) for amounts of policy loans allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Option To Purchase Additional Insurance (1)	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: Highest: $0.17 Lowest: $0.04

Charge for Representative Investor (guaranteed rate in any policy year while the rider is in effect for a representative insured male age 35 at issue; preferred elite non-tobacco user risk class)	Monthly (while the rider is in effect)	Representative:$0.16

Cash Value Plus Rider	Monthly (while the rider is in effect)	Charge per $1,000 of the initial base policy face amount: $0.04

Adding Living Benefits Rider	All the time of the transaction	$100 (if elected after policy issue)

Exercising Living Benefits Rider	All the time of the transaction	$250
(1)
This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
Not applicable if the minimum face amount stated in your policy is $10,000. Please see “Your policy’s face amount” under “About your life insurance benefit” in ”Death benefits and accessing your money” in this prospectus.

(6)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.5% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefit and accessing your money” in this prospectus.

(7)
The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(8)
Amount charged equals the total sum of Disability Waiver of Premium or Monthly Deductions rider charges corresponding to the base policy, any Children’s Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services
SM
Rider that you have added to your policy and to any base policy face amount increases.

(9)
Our amount “at risk” for this rider depends on the death benefit option and acceleration percentage (if applicable) selected under the policy. See “Other benefits available under the policy — Long-Term Care Services
SM
Rider” in this prospectus.

(10)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(11)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(12)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(13)	Long-Term Care Services SM Rider current charges are based on a benefit level of 2% of Total Face Amount and applies to age 100.
(14)	Maximum guaranteed administrative charge lasts until attained age 121.
(15)
This representative amount is the rate in the first policy year for a representative insured male age 35 at issue in the preferred elite nontobacco user risk class and a policy face amount of $25,000 or higher. This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services
SM
Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(16)	Please see “More information about policy charges” in this prospectus for information regarding the differences between the non-guaranteed current charge and the guaranteed maximum charge.

Insurance Cost, Description [Text Block]	Cost of insurance charge	[6],[7],[8]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.01
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and expense risk charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Administrative Expenses, Description [Text Block]	Administrative charge	[7],[8]
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 0.42
Administrative Expense, Minimum [Dollars]	0.11
Optional Benefit Expense, Maximum [Dollars]	$ 0.5
Optional Benefit Expense (of Other Amount), Maximum [Percent]	132.00%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	7.00%
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

You bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.
More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Investment Expense Reduction Applied to the Calculation of Daily Unit Values

We will apply an expense reduction in the calculation of the daily unit values of each variable investment option of our separate account (the “Investment Expense Reduction”). The Investment Expense Reduction for each variable investment option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the Total Annual Portfolio Operating Expense after the application of any contractual expense limitation arrangements that are in place for more than one year.

The Investment Expense Reduction for each variable investment option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each variable investment option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of the three ranges (less than 0.80%, 0.80% through 1.15%, or greater than 1.15%) in the table below that the Net Total Annual Portfolio Operating Expense falls into. The ranges and formula amounts shown in the table below will not change while your policy remains in effect.
During the year, the Investment Expense Reduction will be applied daily and will be equal to the daily equivalent of the annual Investment Expense Reduction percentage that is defined in the table below. You should be aware that actual portfolio operating expenses will generally fluctuate daily, so after the application of the Investment Expense Reduction, the resulting expenses you pay may increase or decrease from one day to the next. In addition, the Investment Expense Reduction for each variable investment option is not intended to exceed the portion of the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio applied as of the day each unit value is calculated.

For example, if the Net Total Annual Portfolio Operating Expense of a Portfolio is shown as 0.75% in the applicable Portfolio prospectus, then the annual Investment Expense Reduction would be calculated based upon the row of the table below that is labeled “Less than 0.80%,” and therefore the annual Investment Expense Reduction for the variable investment option investing in that Portfolio would be 0.35% (the greater of 0.15% and the excess of 0.75% over 0.40%). Furthermore, in this example, if the actual Net Total Portfolio Operating Expenses on any given day were below the daily equivalent of 0.35% annually, the Investment Expense Reduction for that day would not exceed the actual Net Total Portfolio Operating Expenses for that day.

If the Net Total Annual Portfolio Operating Expenses (before the Investment Expense Reduction) are:	Then the annual Investment Expense Reduction(**) for that Variable Investment Option will be:
Less than 0.80%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
0.80% through 1.15%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
Greater than 1.15%	0.15%

**	Because the expenses contained in the Trust prospectus for each Portfolio reflect annual expenses, the actual expenses incurred may be higher or lower on any given day.

After applying the Investment Expense Reduction to the variable investment options, the lowest and highest net annual portfolio operating expenses paid by the policy owner for the year ended December 31, 2023, would have been:
Lowest 0.39%	Highest 2.21%

You will find the Net Total Annual Portfolio Operating Expenses for each Portfolio, which will enable you to determine the applicable Investment Expense Reduction, in the separate Trust prospectuses. To obtain copies of Trust prospectuses you may call 1-877-522-5035. Portfolio prospectuses are also available at www.equitable.com/ICSR#EQH160002.

Portfolio Company Expenses, Footnotes [Text Block]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Item 5. Principal Risks [Table Text Block]
1.
Principal risks of investing in the policy

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee or loan extension feature, you may have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no-lapse guarantee.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in ”Fee Tables” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each variable investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.

How the VUL Optimizer
®
variable life insurance policy is available

VUL Optimizer
®
is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. VUL Optimizer
®
is available for issue ages 0 to 85.

Standard Death Benefit [Text Block]
6.
Death benefits and accessing your money

About your life insurance benefit

As long as your incontestable policy is in force, we will pay the death benefit to your beneficiary or beneficiaries once we receive at our Administrative Office satisfactory proof of the Insured’s death. See your policy for more information on policy incontestability. The death benefit is determined as of the date of death and generally paid within 7 days after proof of death and any other required documents are received. For information on the commencement of insurance coverage, please see “policy issuance” under “More information about procedures that apply to your policy” in this prospectus.

Your policy’s face amount.
In your application to buy a VUL Optimizer
®
policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If you have elected the Cash Value Plus Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. If you are exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Waiver of Premium or Monthly Deductions maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy or 3) policy owners of certain discontinued variable life products where a requested increase in coverage involves the issuance of an additional variable life policy, the minimum face amount is $10,000.

You can increase or decrease your insurance coverage

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy’s face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) your policy is on loan extension; or (iii) if your policy is in a grace period. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum issue age for a face amount increase as described in their policy; (ii) while the Cash Value Plus Rider is in effect; or (iii)
while the Long-Term Care Services
SM
Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services
SM
Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount increases.
We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See “More information about policy charges.”

Face amount decreases.
You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account value.
Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named once we have received satisfactory proof of the insured’s death at our Administrative Office. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See “Your options for receiving policy proceeds” in this prospectus.)

Your policy’s “death benefit” options.
In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•	Option A —
The policy’s face amount
on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy face amount;

-or-

•	Option B —
The face amount plus the “policy account value”
on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your “policy account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under “Payment of premiums and determining your policy’s value” in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”
We will automatically pay an alternative death benefit if it is higher
than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under		45	50	55	60	65
%:	250%		215%	185%	150%	130%	120%
Age:	70	75-90	91	92	93	94- Over
%:	115%	105%	104%	103%	102%	101%
*	For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see Appendix: “Calculating the alternate death benefit” to this prospectus.

For the cash value accumulation test, the alternate death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. At ages greater than 99, this percentage is equal to 101%. At ages less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate of 4% per annum and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the insured person’s age, sex and risk class. The death benefit will always be large enough (and, for policies issued on or after January 1, 2021, is designed to be greater than the amount necessary) to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 210.2%, then the death benefit under Option A is the alternative death benefit of $178,670 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see Appendix: “Calculating the alternate death benefit” to this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. (Note, however, that if the cash value accumulation test is selected, for policies issued on or after January 1, 2021, the alternative death benefit will be greater than the minimum death benefit required under the Code, as explained above). The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” in this prospectus. Under the Long-Term Care Services
SM
Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see “Long-Term Care Services
SM
Rider” in this prospectus.

Death benefit if your policy is on loan extension.
Your policy offers an additional feature against policy termination due to an outstanding loan, called “loan extension.” Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see “Borrowing from your policy” under “Death benefits and accessing your money.”

You can request a change in your death benefit option from Option B any time after the fifth year of the policy or from Option A any time after the second year of the policy and before the policy anniversary nearest to the insured’s 121st birthday.

Change of death benefit option.
If you change your death benefit option, we will adjust your policy’s face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not
higher than the base policy’s death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy’s face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured’s 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See “Alternative higher death benefit in certain cases” in this section.

We may refuse a change from Option A to Option B if the policy’s face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120 or (b) if your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services
SM
Rider is in effect. You may request a change from Option B to Option A. Please refer to “Tax information” in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

Your options for receiving policy proceeds

Beneficiary of death benefit.
You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.
We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See “Long-Term Care Services
SM
Rider” in “Other benefits available under the policy” in this prospectus. We will charge interest on the amount of the loan. See “Borrowing from your policy” in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 121st birthday. Partial withdrawals are not permitted if your policy is on loan extension or you are receiving monthly benefit payments under the Long-Term Care Services
SM
Rider before coverage is continued under the optional Nonforfeiture Benefit. See “Making withdrawals from your policy” in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See “Surrendering your policy for its net cash surrender value” in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See “Tax information” in this prospectus for the tax treatment of the various ways in which you can access your money.

Automated Income Service

On or after the 10th policy anniversary, the automated income service permits a policy owner to request a start and end date for income payments on a periodic basis. Income payments can be made on a monthly, quarterly, semi-annual or annual basis. The income payment request can be made in the form of a percentage of the policy’s net cash surrender value or a specific dollar amount. Amounts withdrawn under the automated income service will be treated as a partial withdrawal up to the amount of your basis in the policy and then will be treated as a loan, if necessary, up to a maximum of 90% of the policy’s net cash surrender value. The income payments will continue until you instruct us to stop them or 90% of the policy’s net cash surrender value has been reached. See “Making withdrawals from your policy” below for more information about partial withdrawals and “Borrowing from your policy” below for more information on policy loans.

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services
SM
Rider. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.
The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 2.5% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first ten policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan. As a new policy loan, we will remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment.

Interest that we credit on loan collateral.
Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option.

Effects of a policy loan.
If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value and death benefit. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

If your policy’s no-lapse guarantee is in effect and is important to you, you should ensure that the amount of any outstanding policy loans and accrued loan interest does not exceed your policy account value. The no-lapse guarantee will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.
You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the
61-day
grace period. See “policy ‘lapse’ and termination” in “The minimum amount of premiums you must pay” under “More information about policy charges” for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services
SM
Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long-Term Care Services
SM
Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages for the variable investment options on record.

Borrowing from your policy when you allocated to MSO II

If you have allocated policy amounts to MSO II and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see “Loans” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121, provided the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care Services
SM
Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services
SM
Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount see “Long-Term Care Services
SM
Rider” in “Other benefits available under the policy” in this prospectus. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.
A partial withdrawal will result in a reduction in the cash surrender value and in your policy account value equal to the amount withdrawn as well as a reduction in your death benefit.

The death benefit after the withdrawal will be determined as described in “About your life insurance benefit” and “Alternative higher death benefit in certain cases” in this section, based on the policy account value and the base policy face amount after the withdrawal.

For policies with death benefit Option A: if the Option A death benefit is higher than the alternative death benefit, a partial withdrawal will result in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the death benefit). If the alternative death benefit is higher than the Option A death benefit and if the death benefit minus the amount to be withdrawn is not lower than the Option A death benefit, the policy’s face amount will not be reduced but the policy’s death benefit will be reduced by an amount greater than the amount to be withdrawn. If the alternative death benefit is higher than the Option A death benefit and if the Option A death benefit is higher than the death benefit minus the amount to be withdrawn, then the policy’s face amount will be reduced to an amount equal to the death benefit minus the amount to be withdrawn and the death benefit will be reduced by an amount greater than the amount to be withdrawn.

For policies with death benefit Option B: the base policy face amount will not be reduced. If the Option B death benefit is higher than the alternative death benefit, a partial withdrawal will reduce the death benefit on a dollar-by-dollar basis. If the alternative death benefit is higher than the Option B death benefit, the death benefit will be reduced by an amount greater than the amount to be withdrawn.

A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee. There will be no proportionate surrender charge due to a decrease in base policy face amount resulting from a partial withdrawal.

We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

Making withdrawals from your policy if you have allocated to MSO II

If you have allocated policy amounts to MSO II and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see “Withdrawals” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services
SM
Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” in this prospectus.
Surrendering your policy if you have allocated to MSO II

If you have allocated policy amounts to MSO II and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see “Cash Surrender Value, Net Cash Surrender Value and Loan Value” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Item 11. Other Benefits Available (N-6) [Text Block]
8.
Other benefits available under the policy

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Cash Value Plus Rider	Allows for a reduction or waiver of the surrender charge if the policy is surrendered for its net cash surrender value, subject to certain conditions.	Optional
•   In order to elect this rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group, and $100,000 per life when policies are purchased on the lives of three or more members.
•   The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease.
•   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Charitable Legacy Rider	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.	Optional
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Children’s Term Insurance Rider	Provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years.	Optional
•   The insured under the base policy must be between the ages of 17 and 55.
•   The minimum amount of coverage is $5,000. The maximum amount of coverage is $25,000 (except in NY where the maximum is $50,000) for the Company and affiliates’ policies in force and applied for, but may be lower depending on the face amount at issue.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Disability Deduction Waiver Rider	Waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months, subject to certain conditions.	Optional
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in force and applied for.
•   Insured must be disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60 th
birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Disability Waiver of Premium or Monthly Deductions Rider	Pays the specified premium or waives the monthly charges for the base policy and any additional benefit riders in effect, which may include the Children’s Term Insurance Rider, Long-Term Care Services
SM
	Rider, the Option to Purchase Additional Insurance Rider, and the Disability Waiver of Premium or Monthly Deductions Rider from the policy account value, subject to certain conditions.	Optional
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The insured must be totally disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Living Benefits Rider	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000, unless it is issued as a result of a conversion from a term life policy or term rider where the minimum is a face amount of $25,000. Not available if policy issued pursuant to an Option to Purchase Additional Insurance Rider.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Loan Extension Endorsement (for guideline premium test policies only)	Protects against the lapse of your policy due to an outstanding policy loan in certain circumstances.	Standard
•   Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 20
th
policy anniversary, all of the following conditions apply:
•   The net policy account value is not sufficient to cover the monthly deductions then due;
•   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;
•   You have selected death benefit Option A;
•   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services
SM
Rider;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

Long-Term Care Services SM Rider
Provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.
Optional
•   Benefits are payable once we receive:
•   A written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care;
•   Proof that the “elimination period,” as discussed below, has been satisfied; and
•   Written notice of claim and proof of loss in a form satisfactory to us.
•   This rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 calendar days (except in CA and NY where it is 90 service days), beginning on the first day of any qualified long-term care services that are provided to the insured person.
•   The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit.
•   Maximum total benefit under the policy depends on which death benefit option you pick and the Acceleration Percentage of the Long-Term Care Services
SM
Rider.
•   While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Long-Term Care Services SM Rider - Nonforfeiture Benefit	Allows for the continuation of Long-Term Care Services SM Rider coverage in a reduced benefit amount in certain situations.	Optional
•   Applicable in situations where:
•   The Long-Term Care Services
SM
Rider would otherwise terminate;
•   You have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and
•   Your policy and Long-Term Care Services
SM
Rider were in force for at least three policy years (four policy years in CA).
•   Once in effect, this benefit will continue long-term care coverage under a paid-up
status until the earliest of:
•   The death of the insured; and
•   The date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage.
•   The Long-Term Care Services
SM
Rider - Nonforfeiture Benefit is not available in NY.

No-Lapse Guarantee Rider	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years for issue ages
0-70,
and grades down to 5 years for issue ages 80 and over.

Option To Purchase Additional Insurance Rider	Allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability.	Optional
•   The minimum option amount is $25,000 and the maximum amount is $100,000.
•   Issue ages are
0-37.
•   The maximum amount of coverage is $100,000 for the Company and affiliates’ policies in force and applied for.

Substitution of Insured Person Rider (We are not currently permitting changes of a policy’s insured person. For further information, please see “Possibility of future tax changes and other tax information” under “Tax information” in this prospectus.)
	Permits you to request after the policy’s second year that a new insured person replace the existing one.	Standard
•   Available for policies with a minimum face amount of $100,000, unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy.
•   Upon making this change, any
no-lapse
guarantee and the Long-Term Care Services
SM
Rider will terminate.

Other benefits

When you purchase this policy, you could be eligible for other optional benefits we currently make available by rider.

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Cash Value Plus Rider

In states where approved, an optional rider may be elected at issue that may reduce or waive the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years and a portion of the premium charge may be refunded upon surrender within the first three policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members.

The rider works by potentially refunding all or a portion of the cumulative premium charges and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentages of charges that will be refunded or waived under the rider are as follows:

Surrender in Policy Year	Percent of Cumulative Premium Charges Refunded	Percent of Surrender Charges Waived
1	0% - 100%	0% - 100%
2	0% - 80%	0% - 100%
3	0% - 33%	0% - 100%
4	0%	0% - 100%
5	0%	0% - 80%
6	0%	0% - 65%
7	0%	0% - 45%
8	0%	0% - 25%
9 and later	0%	0%

The net cash surrender value paid, including the maximum reduction of the surrender charges and refund of a percentage of cumulative premium charges shown in the table above, if a policy is surrendered in full while this rider is in force will not exceed the greater of:

1.	a cumulative-based premium cap equal to the sum of premiums paid to the date of the surrender minus any partial withdrawals, outstanding loan and accrued loan interest; and
2.	the net cash surrender value on the date of surrender calculated prior to any reduction or refund.

If the cumulative credited interest and/or investment performance exceeds the cumulative monthly charges plus the unwaived portions of surrender charges and/or premium charges, the additional cash value provided by this rider upon surrender may be reduced. While it is not possible to determine this in advance, a personalized illustration may help in evaluating possible outcomes. Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force.
Such percentages could effectively be as low as 0% as shown in the table above.
As a result, is possible that an owner could elect the rider and pay the monthly fee but not receive a reduction in surrender charges or a refund of premium charges upon surrender and under such circumstances, the Company would not refund the rider fee.

The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium charge refunds that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a “life insurance contract” under Section 7702 of the Code.

Example: Below is an example of the Cash Value Plus Rider for a 50 year old male, preferred non-tobacco, $2,500,000 face amount, assuming hypothetical gross annual investment return of 8%, seven premium payments of $117,614 annually and assumes a weighted average portfolio charge of 0.42% using all index portfolios:

Policy Year		1	2	3	4	5
Cumulative Premiums		$117,614	$235,228	$352,842	$470,456	$588,080
Cash Surrender Value	With CV Plus	$112,726	$230,312	$349,069	$470,456	$588,070
Cash Surrender Value	Without CV Plus	$46,164	$166,578	$298,918	$439,641	$589,823

•
Restoration after lapse.
If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

•
Rider termination.
The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; or 3) After the first policy anniversary, the effective date of a policy owner’s written request to terminate this rider.

Charitable Legacy Rider

An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

Example: Initial policy face amount of $1,000,000 with a charity named at policy issue. If face amount remains at $1,000,000, then upon death, $10,000 (.01 x $1,000,000) will be payable to a designated qualified charity.

•	Rider termination. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

—	the termination of the policy;

—	the surrender of the policy;

—	the date we receive the policy owner’s written request to terminate the rider;

—	the date of the insured’s death; or

—	the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider.

Children’s Term Insurance Rider

This rider provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The minimum amount of coverage is $5,000. The maximum amount of coverage is $25,000 (except in NY where the maximum is $50,000) for the Company and affiliates’ policies in force and applied for, but may be lower depending on the face amount at issue.

Example: Policy owner age 50 elects this rider for $10,000 of coverage on a child age 10. A fee of $5.00 per month ($0.50
x 10,000) will be deducted from the policy account value while the rider is in effect. If child dies at age 17, $10,000 will be paid to the beneficiary.

Disability Deduction Waiver Rider

This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force
and applied for.

Example: Insured who elected this rider at issue, at age 62 is totally disabled for six consecutive months. Monthly charges paid from the policy account value are waived until termination of the disability or the policy anniversary nearest the insureds age 65, since the disability arose after age 60.

Disability Waiver of Premium or Monthly Deductions Rider

This rider pays the specified premium or waives the monthly charges for the base policy and any additional benefit riders, which include the Children’s Term Insurance Rider, Long-Term Care Services
SM
Rider, the Option to Purchase Additional Insurance Rider, and the Disability Waiver of Premium or Monthly Deductions Rider from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force
and applied for.

Example: Insured who elected this rider at issue at 62 is totally disabled for six consecutive months. The specified premium is paid or monthly charges paid from the policy account value are waived, whichever is greater, until termination of the disability or the policy anniversary nearest the insureds age 65, since the disability arose after age 60.

Living Benefits Rider

Your option to receive a terminal illness living benefit under the Living Benefits Rider

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a conversion from a term life policy or term rider where the minimum face amount is $25,000. The Living Benefits Rider is not available if the policy is issued as a result of an Option to Purchase Additional Insurance election. This feature enables you to receive a por-

tion (generally the lesser of 75% or $250,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time
administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the
Long-Term
Care Services
SM
Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the
Long-Term
Care Services
SM
Rider. Long-Term Care Services
SM
Rider charges will also stop. In addition, once you receive a living benefit, your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

Example: Policy owner is age 55 and has been diagnosed with cancer. He is not expected to live longer than 12 months and submits a claim for living benefits under a policy with a $200,000 face amount. The cash surrender value of the policy is currently $50,000. He has a policy loan (including accrued interest) of $25,000 outstanding on the policy, so his net death benefit is $175,000 ($200,000 - $25,000) and his net cash surrender value is $25,000 ($50,000 - $25,000).

The maximum living benefits payment available is the lesser of $250,000 and 75% of his $175,000 net death benefit ($131,250). Policy owner requests half of this amount, or
$65,625, on his claim and receives a lump sum payment of $65,375 (after a claim processing fee of $250 is assessed). Policy owner dies 10 months after filing his claim for living benefits. His wife as the beneficiary on his policy receives $128,372. This death claim payment and other policy values are calculated as follows:

Before Payment of Living Benefits:
Policy Loan Outstanding	$25,000
Net Death Benefit	$175,000
Net Cash Surrender Value	$25,000
Living Benefits Payment Requested	$65,625
Net Amount Minus $250 Processing Fee	$65,375

Immediately After Payment of Living Benefits
Net Death Benefit	$175,000
Lien Outstanding	$65,625
Death Benefit Net of the Policy Loan and Lien	$109,375
Net Cash Surrender Value	$25,000
Initial Lien against Cash Value [65,625 x (25,000/175,000)] 1	$9,375
Cash Surrender Value Net of Policy Loan and Lien	$15,625
1
The lien resulting from the Living Benefit payment is equal to the amount of Living Benefit plus accrued interest plus additional amounts, if any, that are advanced to keep the policy in force. The amount of cash value net of existing policy loans, in excess of a specified percentage (which will not be greater than 100%) of the lien, is available for additional policy loans or partial withdrawals. The specified percentage is equal to the net cash value divided by the net death benefit. The net cash value is the cash value minus any outstanding policy loan and accrued loan interest. The net death benefit is the death benefit minus any outstanding policy loan and accrued loan interest.

Ten Months Later:
Lien	$65,625
Interest on Lien 2	$2,852
Lien Plus Interest	$68,477
Policy Loan	$25,000
Interest on Policy Loan 2	$1,037
Policy Loan Plus Interest	$26,037
Death Benefit Net of Policy Loan and Lien [200,000 – $68,477 – $26,037]	$105,486
2.
Assumes a hypothetical 8% annual rate for the outstanding policy loan and the Lien. For policies with cash values, the actual interest rate for the Lien at the time the living benefits payment is made will not exceed the greater of: (i) the 90-Day Treasury Bill or (ii) the higher of (a) the maximum adjustable policy loan interest rate based on the “Published Monthly Average,” as defined below, for the calendar month that ends two months before the date of application for the living benefits payment or (b) the policy guaranteed cash value interest rate plus 1% per year.* The interest rate accrued on the portion of the Lien that is allocated to the policy cash value will not be more than the policy loan interest rate.

*
For policies without cash values, the actual interest rate for the Lien at the time the living benefits payment is made will not exceed the greater of: (i) the 90-Day Treasury Bill or (ii) the “Published Monthly Average,” as defined below, for the calendar month that ends two months before the date of application for the living benefits payment.

The “Published Monthly Average” means the Moody’s Corporate Bond Yield Average – Monthly Average Corporates published by Moody’s Investors Service, Inc., or any successor thereto. If such averages are no longer published, we will use such other averages as may be established by regulation by the insurance supervisory official of the jurisdiction in which this policy is delivered.

Loan Extension Endorsement

Loan extension (for guideline premium test policies only)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

•	The net policy account value is not sufficient to cover the monthly deductions then due;

•	The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

•	You have selected death benefit Option A;

•	You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services SM Rider;

•	The policy is not in a grace period; and

•	No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

•	We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

•	Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

•	Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

•	No additional loans or partial withdrawals may be requested.

•	No changes in face amount or death benefit option may be requested.

•	No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.
•	All additional benefit riders and endorsements will terminate, including the Long-Term Care Services SM Rider.

•	No future allocations or transfers to the investment options will be accepted.

•	The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit under the policy is the greatest of (a), (b) and (c):

(a)	The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured’s death, multiplied by a percentage shown in your policy;

(b)	The outstanding loan and accrued loan interest, plus $10,000; or

(c)	The base policy face amount on the date of death.

The net death benefit that will be payable upon the insured’s death is the death benefit as described above, less the outstanding loan and accrued loan interest.

Example: A representative insured age 80, selected death benefit Option A and has had the policy for more than 20 years. She has a policy loan and the net policy account value is not sufficient to cover the monthly deductions now due. She has not received payment under the Living Benefits Rider or the Long-Term Care Services Rider. According, the loan extension endorsement will keep her policy from lapsing and any loan interest not paid will be added to the outstanding loan.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

Long-Term Care Services
SM
Rider

(Please see Appendix
: “State policy availability and/or variations of certain features and benefits” to this prospectus for rider variations.)
 The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.
(1)
Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage

(1)	For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

53

under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as “chronically ill” if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See “More information about policy charges” in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services
SM
Rider are being paid, we will waive the monthly charge for the Long-Term Care Services
SM
Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

Maximum total benefit (for Long-Term Care Services
SM
Riders issued on Form ICC12-R12-10 or state variations, the “Current LTCSR”).
 For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum total benefit is determined as of the first day of that period of coverage.

Maximum total benefit (for Long-Term Care Services
SM
Riders issued on or after June 15, 2020, on Form ICC19-R19-LTCSR or state variations, the “New LTCSR”)
. For policies with death benefit Option A and the acceleration percentage is less than 100%, the maximum total benefit is equal to the current long-term care specified amount; if the acceleration percentage is equal to 100%, the maximum total benefit is equal to the greater of the (1) the current long-term care specified amount and (2) a percentage of the policy account value (such percentages are those shown in the “Table of Percentages” in the “Policy Information” section of the policy). For policies with death benefit option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000. The higher the selected acceleration percentage, the higher the net amount at risk for this rider may be. A higher net amount at risk for this rider would cause the charge for this rider to be more expensive.

For policies with death benefit Option B, the maximum total benefit is equal to the greater of (1) the current long-term care specified amount plus the policy account value and (2) a percentage of the policy account value (such percentages are those shown in the “Table of Percentages” in the “Policy Information” section of the policy). For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum total benefit is determined as of the first day of that period of coverage.

Initial long-term care specified amount (Current LTCSR).
 The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage.

For policies with either death benefit option, any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease.

If you selected death benefit option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

Initial long-term care specified amount (New LTCSR).
 The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease.

If you selected death benefit option A and the acceleration percentage is less than 100%, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal.

If the acceleration percentage is equal to 100% and you elected death benefit Option A, if the maximum total benefit for the rider (calculated at that time) minus the amount of any partial withdrawal is less than the current long-term care specified amount, then the current long-term care specified amount will be reduced to the maximum total benefit minus the amount to be withdrawn.

If the acceleration percentage is equal to 100% and you elected death benefit Option B, the current long-term care specified amount will not be reduced as a result of the withdrawal.

Maximum Monthly Benefit.
The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include Equitable Financial Life and Annuity Company and Equitable Financial Life Insurance Company of America. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or
2.
the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA.” (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy’s annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

Preexisting Conditions Limitation

No benefits will be provided under this rider during the first six months from the later of the register date of the policy and the effective date of the restored policy for long-term care services received by the insured person due to a preexisting condition. A preexisting condition is defined as a condition for which medical advice or treatment was received by (or recommended to) the insured person from a provider of health care services within six months before the effective date of this rider. Days of chronic illness of the insured person for a preexisting condition during the first six months that the rider is in force will not count toward meeting the elimination period. If the policy was restored, this limitation does not apply if the preexisting condition is cognitive impairment or loss of functional capacity.

• Elimination period (Current LTCSR).
The Long-Term Care Services
SM
Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 service days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 service days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 service days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.

•
Elimination period (New LTCSR).
The Long-Term Care Services
SM
Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. This rider will have an elimination period of 90 calendar days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. Each day the insured is chronically ill will be counted towards the elimination period, whether or not continuous. However, the required number of days of the elimination period must be accumulated within a continuous period of two years. The elimination period must be satisfied only once while this rider is in effect.

The elimination period is waived if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life and all other eligibility requirements have been satisfied.

•
Period of coverage.
The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services
SM
Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3.	the date you request that we terminate benefit payments under this rider;

4.
the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5.	the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6.	the date we make a payment under the Living Benefits Rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7.	the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture Benefit:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	The policy death benefit will not be less than the maximum total benefit.

3.
Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment—including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4A.	(Current LTCSR) For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage.

For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount.

For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

4B.	(New LTCSR) For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage.

If the acceleration percentage is less than 100%: For death benefit Option A, such percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. Death benefit Option B is not available if the acceleration percentage is less than 100%.

For policies with either death benefit option, if the acceleration percentage is equal to 100%: Such percentage will be equal to the accumulated benefit lien amount divided by the base policy death benefit.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5.
If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6.	The loan extension endorsement will no longer be applicable at any time once benefits are paid under this rider .

7.
Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture Benefit:

1A.
(Current LTCSR)
The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount.

For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

1B.
(New LTCSR)
The base policy face amount and the unloaned policy account value will each be reduced by a percentage. If the acceleration percentage is less than 100% (which means you have death benefit Option A), such percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount.

For policies with either death benefit option, if the acceleration percentage is equal to 100%: Such percentage will be equal to the accumulated benefit lien amount divided by the base policy death benefit.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

(Current and New LTCSR) Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.
2.
The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

3.	For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

4.
The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

5.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

6.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to your total unloaned policy account value.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

•
Rider termination.
This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the “Extension of Benefits” and the “Nonforfeiture Benefit” provisions of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5.
the date you request payment under a Living Benefits Rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

6.	the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7.
on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

•
Extension of benefits.
If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

Example of the New LTCSR:

Using the guideline premium test.
  The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is attained age 65 on the first day of the first period of coverage and that there is no outstanding debt. We also assume that the owner selected the guideline premium test, an acceleration percentage of 100% and a benefit percentage of 2%. The column labeled “Policy 1” shows what the maximum total benefit and maximum monthly benefit would be under death benefit options A and B for a policy with a lower account value. The column labeled “Policy 2” shows what the maximum total benefit and maximum monthly benefit would be under death benefit options A and B for a policy with a higher account value.

	Policy 1	Policy 2
LTC Specified Amount	$100,000	$100,000
Policy Account Value on the first day of the first period of coverage	$35,000	$85,000
Death Benefit Percentage	120%	120%
Maximum Total Benefit under Option A	$100,000	$102,000
Maximum Total Benefit under Option B	$135,000	$185,000
Maximum Monthly Benefit under Option A	$2,000	$2,040
Maximum Monthly Benefit under Option B	$2,700	$3,700
Using the cash value accumulation test.
  The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is male preferred non-tobacco user of attained age 65 on the first day of the first period of coverage and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test, an acceleration percentage of 100% and a benefit percentage of 2%. The column labeled “Policy 1” shows what the maximum total benefit and maximum monthly benefit would be under death benefit options A and B for a policy with a lower account value. The column labeled “Policy 2” shows what the maximum total benefit and maximum monthly benefit would be under death benefit options A and B for a policy with a higher account value.

	Policy 1	Policy 2
LTC Specified Amount	$100,000	$100,000
Policy Account Value on the first day of the first period of coverage	$35,000	$85,000
Death Benefit Percentage	210.2%	210.2%
Maximum Total Benefit under Option A	$100,000	$178,670
Maximum Total Benefit under Option B	$135,000	$185,000
Maximum Monthly Benefit under Option A	$2,000	$3,573.40
Maximum Monthly Benefit under Option B	$2,700	$3,700

The monthly benefit payable will be the lesser of:

1)	The maximum monthly benefit (or lesser amount requested by the owner, but not less than $500); and

2)	200% x 30 (assumes a 30-day month) x daily HIPAA limit ($410 for 2024).

Long-Term Care Services
SM
Rider — Nonforfeiture Benefit

For a higher monthly charge, you can elect the Long-Term Care Services
SM
Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where (a) the Long-Term Care Services
SM
Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services
SM
Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services
SM
Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)	One month’s maximum monthly benefit and

(b)
The sum of all charges deducted for the Long-Term Care Services
SM
Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the “Extension of Benefits” and “Nonforfeiture Benefit” provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services
SM
Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the “Extension of Benefits” provision of the rider):

(1)	We receive your written request to terminate the Long-Term Care Services SM Rider;

(2)	You surrender your policy; or

(3)	Your policy terminates without value at the end of a grace period.

If benefits are being continued under the “Extension of Benefits” provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up
status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

Example: Policy owner has been receiving benefits under the Long-Term Care Services Rider for three years and the amount of benefits received does not exceed the charges deducted for the Rider. Because policy owner elected the LTCSR with the Nonforfeiture Benefit, when the rider would otherwise end, it will be continued in a reduced benefit amount and with no additional rider charges due or payable thereafter.

For tax information concerning the Long-Term Care Services
SM
Rider, see “Tax information” in this prospectus.

No-Lapse Guarantee rider

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums, and as long as any outstanding policy loans and accrued loan interest do not exceed your policy account value. We call these amounts “guarantee premiums” and they will be set forth on page 5 of your policy. This guarantee against termination is our
No-Lapse
Guarantee rider. The length of your policy’s guarantee period will range from 5 to 15 years depending on the insured’s age when we issue the policy. Under the No-Lapse Guarantee rider, subject to the conditions below your policy is guaranteed not to lapse during a no-lapse guarantee period of 15 years for issue ages
0-70,
the number of years until attained age 85 for issue ages 71-79, and 5 years for issue ages 80 and over.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

•	You have satisfied the “guarantee premium test” (discussed below); and

•	Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this rider.

The no-lapse guarantee is not impacted by your choice of death benefit option.

Example: A representative insured age 60 (issue age of 50) has a policy that will lapse next month because the monthly charges exceed the net policy account value. The cumulative amount of premiums paid to date (less any partial withdrawals) exceeds the cumulative guarantee premiums due to date for the no-lapse guarantee. As a result, the rider is still in force and the policy did not lapse even when the net policy account value fell to zero.

Guarantee premium test.
If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse
guarantee including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.
The amount of the guarantee premiums for the
no-lapse
guarantee are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the
no-lapse
guarantee period beyond its original number of years.

Option To Purchase Additional Insurance Rider

This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0–37. The maximum amount of coverage is $100,000 for the Company and affiliates’ policies inforce and applied for.

Example: A policy owner age 34 who elected this rider at issue purchases another policy with a face amount of $25,000 (which is the minimum for additional insurance). Charges for the rider will apply until the insured reaches age 40.

Substitution Of Insured Person Rider

Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy. See “You can change your policy’s insured person” under “More information about procedures that apply to your policy.”

We are not currently permitting changes of a policy’s insured person. For further information, please see “Possibility of future tax changes and other tax information” under “Tax information” in this prospectus.

Benefits Available [Table Text Block]

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Cash Value Plus Rider	Allows for a reduction or waiver of the surrender charge if the policy is surrendered for its net cash surrender value, subject to certain conditions.	Optional
•   In order to elect this rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group, and $100,000 per life when policies are purchased on the lives of three or more members.
•   The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease.
•   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Charitable Legacy Rider	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.	Optional
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Children’s Term Insurance Rider	Provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years.	Optional
•   The insured under the base policy must be between the ages of 17 and 55.
•   The minimum amount of coverage is $5,000. The maximum amount of coverage is $25,000 (except in NY where the maximum is $50,000) for the Company and affiliates’ policies in force and applied for, but may be lower depending on the face amount at issue.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Disability Deduction Waiver Rider	Waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months, subject to certain conditions.	Optional
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in force and applied for.
•   Insured must be disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60 th
birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Disability Waiver of Premium or Monthly Deductions Rider	Pays the specified premium or waives the monthly charges for the base policy and any additional benefit riders in effect, which may include the Children’s Term Insurance Rider, Long-Term Care Services
SM
	Rider, the Option to Purchase Additional Insurance Rider, and the Disability Waiver of Premium or Monthly Deductions Rider from the policy account value, subject to certain conditions.	Optional
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The insured must be totally disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Living Benefits Rider	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000, unless it is issued as a result of a conversion from a term life policy or term rider where the minimum is a face amount of $25,000. Not available if policy issued pursuant to an Option to Purchase Additional Insurance Rider.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Loan Extension Endorsement (for guideline premium test policies only)	Protects against the lapse of your policy due to an outstanding policy loan in certain circumstances.	Standard
•   Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 20
th
policy anniversary, all of the following conditions apply:
•   The net policy account value is not sufficient to cover the monthly deductions then due;
•   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;
•   You have selected death benefit Option A;
•   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services
SM
Rider;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

Long-Term Care Services SM Rider
Provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.
Optional
•   Benefits are payable once we receive:
•   A written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care;
•   Proof that the “elimination period,” as discussed below, has been satisfied; and
•   Written notice of claim and proof of loss in a form satisfactory to us.
•   This rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 calendar days (except in CA and NY where it is 90 service days), beginning on the first day of any qualified long-term care services that are provided to the insured person.
•   The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit.
•   Maximum total benefit under the policy depends on which death benefit option you pick and the Acceleration Percentage of the Long-Term Care Services
SM
Rider.
•   While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Long-Term Care Services SM Rider - Nonforfeiture Benefit	Allows for the continuation of Long-Term Care Services SM Rider coverage in a reduced benefit amount in certain situations.	Optional
•   Applicable in situations where:
•   The Long-Term Care Services
SM
Rider would otherwise terminate;
•   You have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and
•   Your policy and Long-Term Care Services
SM
Rider were in force for at least three policy years (four policy years in CA).
•   Once in effect, this benefit will continue long-term care coverage under a paid-up
status until the earliest of:
•   The death of the insured; and
•   The date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage.
•   The Long-Term Care Services
SM
Rider - Nonforfeiture Benefit is not available in NY.

No-Lapse Guarantee Rider	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years for issue ages
0-70,
and grades down to 5 years for issue ages 80 and over.

Option To Purchase Additional Insurance Rider	Allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability.	Optional
•   The minimum option amount is $25,000 and the maximum amount is $100,000.
•   Issue ages are
0-37.
•   The maximum amount of coverage is $100,000 for the Company and affiliates’ policies in force and applied for.

Substitution of Insured Person Rider (We are not currently permitting changes of a policy’s insured person. For further information, please see “Possibility of future tax changes and other tax information” under “Tax information” in this prospectus.)
	Permits you to request after the policy’s second year that a new insured person replace the existing one.	Standard
•   Available for policies with a minimum face amount of $100,000, unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy.
•   Upon making this change, any
no-lapse
guarantee and the Long-Term Care Services
SM
Rider will terminate.

Optional Benefit [Flag]	true
Prospectuses Available [Text Block]
Appendix: Investment options available under the policy

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH160002. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54	%^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85	%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	12.13%	13.88%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Corporate Bond (1) — EIMG; AllianceBernstein L.P.	0.65	%^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64	%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Fixed Income	EQ/Long-Term Bond (1) — EIMG	0.65	%^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts F inancial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26	%^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87	%^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF (1) — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF (1) — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will not be available until May 13, 2024.

Unaffiliated Portfolio Companies:

			Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%^	11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%^	12.49%	7.39%	4.63%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Asset Allocation	Fidelity ® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.89%	16.05%	9.41%	6.30%
Equity	Fidelity ® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	19.47%	15.69%	9.71%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Income Portfolio — II — T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09%^	19.63%	11.36%	10.22%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	2.88%	-2.13%	-0.66%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You may lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160002.For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Death benefits will not be paid if the policy has lapsed. Your policy may lapse if
, due
to insufficie
nt p
remium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
guarantee, you may have to pay more premiums to have the benefits of the no lapse guarantee.
For more information on how to prevent your policy from lapsing, please refer to “
The minimum amount of premiums you must pay
” and “
You can guarantee that your policy will not terminate before a certain date
” in this prospectus.

Risks of investing in a policy [Member]
Prospectus:
Principal Risk [Text Block]
Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee or loan extension feature, you may have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no-lapse guarantee.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in ”Fee Tables” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each variable investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.

How the VUL Optimizer
®
variable life insurance policy is available

VUL Optimizer
®
is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. VUL Optimizer
®
is available for issue ages 0 to 85.

One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	0.00%
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT MultiAlternative Strategies [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Multi-Alternative Strategies
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.54%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	0.00%
One Thousand Two Hundred Ninety VT Natural Resources [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	2.80%
One Thousand Two Hundred Ninety VT Real Estate [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	3.61%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	0.00%
One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQAB Sustainable U.S. Thematic [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.79%
EQConservative Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[9]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EQCore Bond Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[9]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQFranklin Rising Dividends [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]
EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
EQIntermediate Corporate Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Corporate Bond	[11]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[9]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQInvesco Global [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[9]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQLongTerm Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Long-Term Bond	[11]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQLoomis Sayles Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[9]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQMFS International Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQMFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts F inancial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Utilities Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[9]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
EQMid Cap Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQModerate Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.17%
EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
EQMoney Market [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQMorgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
EQPIMCO Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.26%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Total Return ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQSmall Company Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQT. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]
EQValue Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF	[11]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF	[11]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[9]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
AB VPS Discovery Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB VPS Relative Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
AB VPS Sustainable Global Thematic Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
American Funds Insurance Series Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series Global Small Capitalization Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Insurance Series New World Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
ClearBridge Variable Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Fidelity VIP Asset Manager Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Asset Manager Growth Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Fidelity VIP Growth Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Growth & Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Fidelity VIP Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Franklin Small Cap Value VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Invesco V.I. Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Janus Henderson Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Lord Abbett Bond Debenture Portfolio (VC) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[13]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
PIMCO CommodityRealReturn Strategy Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%	[9]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
T. Rowe Price Equity Income Portfolio II [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio — II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
T. Rowe Price MidCap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%	[9]
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.35%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[9]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Wire Transfer Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Wire transfer charge	[14]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 90
Other Transaction Fee, Current [Dollars]	$ 90
Express Mail Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Express mail charge	[14]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Current [Dollars]	$ 35
Policy Illustration Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy illustration charge	[5]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Duplicate Policy Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Duplicate policy charge	[15]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Current [Dollars]	$ 35
Policy History Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy history charge	[15],[16]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 50
Charge For Returned Payments [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Charge for returned payments	[15]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25
Charitable Legacy Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charitable Legacy Rider
Optional Benefit Charge, When Deducted [Text Block]	N/A
Name of Benefit [Text Block]	Charitable Legacy Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Name of Benefit [Text Block]	Charitable Legacy Rider
Childrens Term Insurance [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   The insured under the base policy must be between the ages of 17 and 55.
•   The minimum amount of coverage is $5,000. The maximum amount of coverage is $25,000 (except in NY where the maximum is $50,000) for the Company and affiliates’ policies in force and applied for, but may be lower depending on the face amount at issue.

Name of Benefit [Text Block]	Children’s Term Insurance Rider
Disability Deduction Waiver [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Deduction Waiver	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Disability Deduction Waiver Rider
Purpose of Benefit [Text Block]	Waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months, subject to certain conditions.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in force and applied for.
•   Insured must be disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60 th
birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Name of Benefit [Text Block]	Disability Deduction Waiver Rider
Initial Base Policy Face Amount [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Initial base policy face amount	[17]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.6
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Childrens Term Insurance One [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Longterm Care Servicessm Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Services SM Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.02
Optional Benefit Expense, Minimum [Dollars]	$ 0.0009
Name of Benefit [Text Block]	Long-Term Care Services SM Rider
Purpose of Benefit [Text Block]	Provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Benefits are payable once we receive:
•   A written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care;
•   Proof that the “elimination period,” as discussed below, has been satisfied; and
•   Written notice of claim and proof of loss in a form satisfactory to us.
•   This rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 calendar days (except in CA and NY where it is 90 service days), beginning on the first day of any qualified long-term care services that are provided to the insured person.
•   The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit.
•   Maximum total benefit under the policy depends on which death benefit option you pick and the Acceleration Percentage of the Long-Term Care Services
SM
Rider.
•   While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

Name of Benefit [Text Block]	Long-Term Care Services SM Rider
Option To Purchase Additional Insurance [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Option To Purchase Additional Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.07
Optional Benefit Expense, Minimum [Dollars]	$ 0.02
Name of Benefit [Text Block]	Option To Purchase Additional Insurance Rider
Purpose of Benefit [Text Block]	Allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   The minimum option amount is $25,000 and the maximum amount is $100,000.
•   Issue ages are
0-37.
•   The maximum amount of coverage is $100,000 for the Company and affiliates’ policies in force and applied for.

Name of Benefit [Text Block]	Option To Purchase Additional Insurance Rider
Longterm Care Servicessm Rider One [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Services SM Rider	[7],[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 2.95
Optional Benefit Expense, Minimum [Dollars]	$ 0.26
Name of Benefit [Text Block]	Long-Term Care Services
Purpose of Benefit [Text Block]	Allows for the continuation of Long-Term Care Services SM Rider coverage in a reduced benefit amount in certain situations.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Applicable in situations where:
•   The Long-Term Care Services
SM
Rider would otherwise terminate;
•   You have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and
•   Your policy and Long-Term Care Services
SM
Rider were in force for at least three policy years (four policy years in CA).
•   Once in effect, this benefit will continue long-term care coverage under a paid-up
status until the earliest of:
•   The death of the insured; and
•   The date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage.
•   The Long-Term Care Services
SM
Rider - Nonforfeiture Benefit is not available in NY.

Name of Benefit [Text Block]	Long-Term Care Services
Market Stabilizer Option [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Variable Index Segment Account Charge
Option To Purchase Additional Insurance One [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Option To Purchase Additional Insurance	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.17
Optional Benefit Expense, Minimum [Dollars]	$ 0.04
Cash Value Plus Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Cash Value Plus Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.04
Name of Benefit [Text Block]	Cash Value Plus Rider
Purpose of Benefit [Text Block]	Allows for a reduction or waiver of the surrender charge if the policy is surrendered for its net cash surrender value, subject to certain conditions.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   In order to elect this rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group, and $100,000 per life when policies are purchased on the lives of three or more members.
•   The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease.
•   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Name of Benefit [Text Block]	Cash Value Plus Rider
Adding Living Benefits Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Adding Living Benefits Rider
Optional Benefit Expense, Current [Dollars]	$ 100
Exercising Living Benefits Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Exercising Living Benefits Rider
Optional Benefit Expense, Current [Dollars]	$ 250
Disability Waiver Of Premium Or Monthly Deductions Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Disability Waiver of Premium or Monthly Deductions Rider
Purpose of Benefit [Text Block]	Pays the specified premium or waives the monthly charges for the base policy and any additional benefit riders in effect, which may include the Children’s Term Insurance Rider, Long-Term Care Services
SM
	Rider, the Option to Purchase Additional Insurance Rider, and the Disability Waiver of Premium or Monthly Deductions Rider from the policy account value, subject to certain conditions.
Brief Restrictions / Limitations [Text Block]
•   Issue ages are
0-59.
However, coverage is not provided until the insured’s fifth birthday.
•   The insured must be totally disabled for at least six consecutive months, and the disability must have begun prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability.

Name of Benefit [Text Block]	Disability Waiver of Premium or Monthly Deductions Rider
Living Benefits Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Living Benefits Rider
Purpose of Benefit [Text Block]	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000, unless it is issued as a result of a conversion from a term life policy or term rider where the minimum is a face amount of $25,000. Not available if policy issued pursuant to an Option to Purchase Additional Insurance Rider.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

Name of Benefit [Text Block]	Living Benefits Rider
Loan Extension Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Loan Extension Endorsement
Purpose of Benefit [Text Block]	Protects against the lapse of your policy due to an outstanding policy loan in certain circumstances.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 20
th
policy anniversary, all of the following conditions apply:
•   The net policy account value is not sufficient to cover the monthly deductions then due;
•   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;
•   You have selected death benefit Option A;
•   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services
SM
Rider;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

Name of Benefit [Text Block]	Loan Extension Endorsement
Nolapse Guarantee Rider [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Generally guarantees that your policy will not terminate for a number of years.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years for issue ages
0-70,
and grades down to 5 years for issue ages 80 and over.

Name of Benefit [Text Block]	No-Lapse Guarantee Rider
Substitution Of Insured Person Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Substitution of Insured Person Rider
Purpose of Benefit [Text Block]	Permits you to request after the policy’s second year that a new insured person replace the existing one.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Available for policies with a minimum face amount of $100,000, unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy.
•   Upon making this change, any
no-lapse
guarantee and the Long-Term Care Services
SM
Rider will terminate.

Name of Benefit [Text Block]	Substitution of Insured Person Rider
Early Distribution Adjustment [Member]
Prospectus:
Sales Load, Footnotes [Text Block]	The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
	, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.
Policy Year One To Ten [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	1.00%
Policy Year Eleven Plus [Member]
Prospectus:
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.50%
Total Annual Portfolio Operating Expenses Before The Effect Of Expense Limitation Arrangements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.57%	[18]
Portfolio Company Expenses Maximum [Percent]	2.65%	[18]
Total Annual Portfolio Operating Expenses After The Effect Of Expense Limitation Arrangements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.54%	[18]
Portfolio Company Expenses Maximum [Percent]	2.36%	[18]

[1]	Currently, we reduce this charge to 4% after an amount equal to two sales load “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, and death benefit option, as well as the policy’s face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge may be refunded upon surrender within the first three policy years (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).
[2]	The surrender charge attributable to each increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.
[3]	This charge varies based on individual characteristics of the insured, and for the Long-Term Care ServicesSM Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.
[4]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. See the MSO II prospectus for more information.
[5]	We do not currently charge this fee, but reserve the right to in the future.
[6]	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
[7]	Not applicable after the insured person reaches age 121.
[8]	This charge varies based on individual characteristics of the insured, and for the Long-Term Care ServicesSM Rider on the benefit percentage you choose, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.
[9]	This Portfolio’s annual expenses reflect temporary fee reductions.
[10]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	This variable investment option will not be available until May 13, 2024.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[14]	Unless you specify otherwise, this charge will be deducted from the amount you request.
[15]	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[16]	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[17]	Amount charged equals the total sum of Disability Waiver of Premium or Monthly Deductions rider charges corresponding to the base policy, any Children’s Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care ServicesSM Rider that you have added to your policy and to any base policy face amount increases.
[18]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.